Fair Value Measurement - Assets Measured at Fair Value on a Nonrecurring Basis (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Impairment of goodwill	$ 0	$ 0	$ 100
Total, impairment charge	0	8	103
Goodwill, net book value	$ 84	81	30
Fair Value, Measurements, Nonrecurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Long-lived assets held and used, impairment charge			1
Long-lived assets held for sale or disposal, impairment charge		9	3
Impairment of goodwill			100
Total, impairment charge		9	104
Long-lived assets held and used, net book value			1
Long-lived assets held for sale or disposal, net book value		14	1
Goodwill, net book value			0
Total, net book value		14	2
Fair Value, Measurements, Nonrecurring | Fair Value, Inputs, Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Long-lived assets held and used, fair value measurement			1
Long-lived assets held for sale or disposal, fair value measurement		15	11
Goodwill, fair value measurement			0
Total, fair value measurement		$ 15	$ 12